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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06346
Invesco Quality Municipal Investment Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)   (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Quality Municipal Investment Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-CE-QMINV- QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—155.24%

Alabama—0.31%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$550	$536,575

Alaska—1.02%

Northern Tobacco Securitization Corp.; Series 2006 A, Asset-Backed RB	5.00%	06/01/46	3,000	1,768,020

Arizona—1.15%

Arizona (State of); Series 2008 A, COP (INS — AGM) (a)	5.00%	09/01/24	985	969,417

Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR(b)(c)	6.00%	05/01/14	400	418,648

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	600,919

				1,988,984

California—20.04%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/35	985	183,102

Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/36	1,590	275,404

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/23	690	699,474

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB	5.00%	04/01/31	1,000	964,830

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (d)	0.00%	08/01/26	680	271,993

Series 2009, Unlimited Tax GO Bonds (d)	0.00%	08/01/31	1,310	357,944

California (State of); Series 2003, Unlimited Tax GO Bonds	5.00%	02/01/24	3,000	2,955,780

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	555	488,944

California (State of) Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	1,968,000

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	3,000	2,649,780

California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)(f)	0.25%	11/01/26	1,000	1,000,000

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(d)	0.00%	08/01/29	340	101,181

Dry Creek Joint Elementary School District (Election of 2008); Series 2009 E, Unlimited Tax GO Bonds (d)	0.00%	08/01/41	430	51,204

Series 2009 E, Unlimited Tax GO Bonds (d)	0.00%	08/01/42	5,265	581,151

Series 2009 E, Unlimited Tax GO Bonds (d)	0.00%	08/01/43	770	79,002

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (g)	6.25%	08/01/31	1,775	434,023

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,177,020

Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	3,000	2,614,620

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,700	1,591,866

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	1,100	722,073

Indio (City of) Redevelopment Agency (Indio Merged Redevelopment); Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/24	585	522,926

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	2,000	2,035,460

Los Angeles (City of); Department of Water & Power; Series 2004 C, RB (INS-NATL) (a)(h)	5.00%	07/01/25	1,920	1,953,370

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/34	975	198,003

Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)(d)	0.00%	08/01/29	1,090	308,198

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (d)	0.00%	08/01/28	790	243,486

Oakland (Port of); Series 2002 L, RB (INS-NATL) (a)(i)	5.00%	11/01/21	890	875,270

Series 2002 L, RB (b)(i)(j)	5.00%	11/01/12	110	118,462

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, RB (INS-NATL) (a)	5.00%	06/01/29	$4,000	$3,860,080

Poway Unified School District ( School Facilities Improvement District No. 2007-1) (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (d)	0.00%	08/01/27	1,965	656,074

Series 2009 A, Unlimited Tax GO Bonds (d)	0.00%	08/01/31	2,455	600,297

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(h)	5.00%	06/15/28	540	528,011

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(g)	5.47%	09/01/30	3,300	869,154

Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	658,990

Twin Rivers Unified School District; Series 2009, Unlimited Tax GO BAN (d)	0.00%	04/01/14	850	770,023

William S Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (d)	0.00%	08/01/32	6,300	1,351,350

				34,716,545

Colorado—1.44%

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. Improvement RB (INS-SGI) (a)	5.25%	08/15/34	1,585	1,420,508

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	850	768,451

Colorado (State of) Housing & Finance Authority (Single Family Program); Series 2000 D-2, RB (i)	6.90%	04/01/29	135	143,269

Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	160	165,384

				2,497,612

District of Columbia—5.09%

District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/27	575	585,034

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	265	267,756

District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	1,763,560

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(h)	5.00%	06/01/26	380	383,340

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(h)	5.00%	06/01/27	380	380,783

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(h)	5.00%	06/01/28	760	753,426

Series 2009 A, Income Tax Sec. RB (h)	5.25%	12/01/27	1,500	1,563,945

Metropolitan Washington Airports Authority; Series 2004 C, Ref. RB (INS-AGM) (a)(i)	5.00%	10/01/20	3,000	3,119,910

				8,817,754

Florida—16.90%

Florida (State of) Board of Education; Series 2002 D, Public Education Capital Outlay Ref. RB	5.38%	06/01/18	6,890	7,234,706

Highlands (County of) Health Facilities Authority; Series 2005 C, Adventist Health System RB	5.00%	11/15/31	3,000	2,725,470

Jacksonville (City of); Series 2001, Sales Tax RB (INS-AMBAC) (a)	5.50%	10/01/18	1,900	1,949,058

Martin (County of); Series 2001, Utilities System RB(b)(j)	5.00%	10/01/11	2,000	2,081,600

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,056,850

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,300	1,303,081

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Hospital RB	6.00%	08/01/30	320	312,464

Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (INS-NATL) (a)(d)	0.00%	10/01/30	1,000	754,630

Miami-Dade (County of); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	800	797,064

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	750	795,000

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (h)	5.00%	08/15/42	8,000	6,893,200

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care IDR	5.38%	01/01/40	1,000	719,100

Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS-NATL) (a)	6.00%	10/01/29	1,000	1,113,240

Tampa Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	1,545	1,550,655

				29,286,118

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—7.42%

Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	$2,000	$1,910,620

Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/22	2,000	2,130,760

Georgia (State of) Road & Tollway Authority; (Governor’s Transportation Choices) Series 2001, RB	5.38%	03/01/17	5,000	5,221,400

Municipal Electric Authority of Georgia Series 2002 A, Unrefunded Balance Combustion RB (INS-NATL) (a)	5.25%	11/01/21	2,000	2,050,400

Municipal Electric Authority of Georgia; Series 2002 A, Combustion Turbine Project RB (INS-NATL) (a)	5.25%	11/01/22	1,500	1,534,995

				12,848,175

Hawaii—0.82%

Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	389,993

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,100	1,028,830

				1,418,823

Idaho—0.70%

Madison (County of) Hospital; Series 2006, COP	5.25%	09/01/37	1,000	792,090

University of Idaho; Series 2011, Ref. General RB (b)(c)	5.25%	04/01/21	400	420,832

				1,212,922

Illinois—9.07%

Chicago (City of); Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(h)(k)	5.00%	01/01/37	4,470	3,990,593

Chicago (City of) (O’Hare International Airport); Series 2003 B-2, General Airport Third Lien RB (INS-AGM) (a)(i)	5.75%	01/01/23	2,000	2,029,580

Chicago (City of) Transit Authority (Federal Transit Administration Section 5309); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	1,035	1,020,976

DeKalb (County of) Community Unit School District No 428; Series 2008, Unlimited Tax GO Bonds (INS-AMG) (a)	5.00%	01/01/23	710	740,516

Granite City (City of) (Waste Management Inc.); Series 2002, Disposal RB (b)(c)(i)	3.50%	05/01/13	1,250	1,244,862

Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	671,072

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	935	963,695

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	930	904,732

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	400	422,464

Illinois (State of) Finance Authority (Swedish Covenant); Series 2010 A, Ref. RB	5.75%	08/15/29	1,335	1,248,399

Series 2010 A, Ref. RB	6.00%	08/15/38	695	648,178

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	800	731,392

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,150	1,092,603

				15,709,062

Indiana—1.14%

Indiana (State of) Health & Educational Facilities Financing Authority (Clarian Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	800	710,944

Indiana (State of) Health & Educational Facility Financing Authority (Howard Regional Health System); Series 2005, VRD Hospital RB (LOC- Harris N.A.) (e)(f)	0.30%	01/01/35	700	700,000

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR(b)(c)	6.25%	06/02/14	510	559,261

				1,970,205

Iowa—3.27%

Coralville (City of) Urban Renewal; Series 2007 C, Tax Increment Allocation RB	5.00%	06/01/47	1,275	1,088,850

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	2,200	2,205,918

Iowa (State of); Series 2009 A, IJOBS Program Special Obligation RB (h)(k)	5.00%	06/01/25	1,320	1,359,904

Series 2009 A, IJOBS Program Special Obligation RB (h)(k)	5.00%	06/01/26	990	1,010,562

				5,665,234

Kansas—0.26%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.50%	11/15/29	455	456,533

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—3.90%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	$550	$519,178

Louisville & Jefferson (Counties of) Metropolitan Sewer District; Series 2001 A, Sewer & Drainage System RB (INS-NATL) (a)	5.38%	05/15/20	2,925	3,036,267

Series 2001 A, Sewer and Drainage System RB (INS-NATL) (a)	5.38%	05/15/21	3,075	3,193,449

				6,748,894

Louisiana—0.36%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	650	631,709

Maryland—2.88%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	685	581,182

Maryland (State of) Economic Development Corp. (Terminal Project); Series 2010 B, RB	5.75%	06/01/35	670	619,676

Maryland (State of) Health & Educational Facilities Authority (Medstar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,025,380

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Community); Series 2007 B, RB	5.00%	01/01/17	805	759,622

				4,985,860

Massachusetts—5.02%

Massachusetts (State of) Health & Educational Facilities Authority (Berklee College Music); Series 2007 A, RB	5.00%	10/01/32	625	592,487

Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	1,400	1,506,820

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (h)	5.50%	11/15/36	4,715	4,994,552

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 O, RB (h)	5.50%	07/01/36	1,530	1,612,207

				8,706,066

Michigan—2.44%

Detroit (City of); Series 2006 C, Ref. Water Supply System Second Lien RB (INS-AGM) (a)	5.00%	07/01/26	875	819,499

Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation PCR	5.45%	09/01/29	3,500	3,414,005

				4,233,504

Missouri—0.71%

Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	600	563,412

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Sr. Living Facilities RB	5.38%	02/01/35	750	666,420

				1,229,832

Montana—0.55%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,000	947,240

Nebraska—0.69%

Nebraska Educational Finance Authority (Creighton University); Series 2005 B, Ref. VRD RB(e)	0.32%	12/15/12	1,200	1,200,000

Nevada—4.38%

Clark (County of) Airport System; Series 2004 A-1, Sub. Lien RB (INS-NATL) (a)(i)	5.50%	07/01/22	2,000	2,009,460

Clark (County of) Las Vegas McCarran International Airport; Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	454,660

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	400	441,068

Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water Improvement RB (INS-NATL) (a)	5.25%	06/01/22	2,925	3,072,303

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(h)	5.00%	06/01/26	1,600	1,613,568

				7,591,059

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—7.91%

New Jersey (State of); Series 2001 H, Unlimited Tax GO Bonds	5.25%	07/01/19	$6,900	$7,723,377

New Jersey (State of) Economic Development Authority (Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	530	489,937

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System RB (INS-AGC) (a)(d)	0.00%	12/15/26	4,135	1,549,674

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/30	1,750	1,726,760

Tobacco Settlement Financing Corp.; Series 2007 1A, Sr. Current Interest Asset-Backed RB	4.63%	06/01/26	3,000	2,133,030

Series 2007 1B, First Sub. Asset-Backed RB (d)	0.00%	06/01/41	3,000	85,980

				13,708,758

New Mexico—0.93%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	700	660,905

New Mexico Finance Authority (Public Project Revolving); Series 2008 A, Sr. Lien RB	5.00%	06/01/27	920	945,806

				1,606,711

New York—12.94%

Brooklyn (City of) Arena Local Development Corp. (Barclays Center); Series 2009, RB	6.25%	07/15/40	460	449,103

Series 2009, RB	6.38%	07/15/43	190	186,192

Long Island Power Authority; Series 2004 A, Electrical System RB (INS-AMBAC) (a)	5.00%	09/01/34	1,500	1,386,600

Metropolitan Transportation Authority; Series 2002 B, Service Contract RB (INS-NATL) (a)	5.50%	07/01/20	3,000	3,158,640

New York (City of) Municipal Water Finance Authority; Series 2002 A, Water and Sewer System RB	5.38%	06/15/18	3,000	3,175,290

New York (City of) Transitional Finance Authority; Series 2010 A, Future Tax Sec. RB (h)	5.00%	05/01/30	1,015	1,020,034

Series 2010 A, Future Tax Sec. RB (h)	5.00%	05/01/28	1,270	1,293,546

Series 2010 A, Future Tax Sec. RB (h)	5.00%	05/01/29	1,015	1,026,206

New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1-A, Ref. RB (h)	5.00%	04/01/28	3,700	3,745,584

New York (City of); Sub-series 2009 A-1, Unlimited Tax GO Bonds (h)	5.25%	08/15/27	1,840	1,883,056

Sub-series 2009 A-1, Unlimited Tax GO Bonds (h)	5.25%	08/15/28	1,840	1,879,100

New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, Supported Debt RB (INS-AGM) (a)	5.00%	02/15/27	1,500	1,505,400

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Registered Residual Interest Gas Facility RB (e)(l)	11.92%	07/01/26	1,700	1,703,298

				22,412,049

North Carolina—1.24%

North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	889,537

University of North Carolina at Chapel Hill; Series 2003, General RB	5.00%	12/01/24	1,200	1,250,892

				2,140,429

Ohio—4.33%

American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(h)	5.25%	02/15/33	3,000	2,969,010

Lorain (County of)(Catholic Healthcare Partners); Series 2001 A, Ref. Hospital Facilities Improvement RB	5.75%	10/01/18	3,000	3,111,060

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/40	1,290	1,155,401

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	255	272,289

				7,507,760

Oregon—0.37%

Warm Springs Reservation Confederated Tribes (Pelton Round Butte); Series 2009 B, Hydroelectric Tribal Economic Development RB (m)	6.38%	11/01/33	660	640,735

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—3.61%

Allegheny (County of) Hospital Development Authority (West Pennsylvania Health System); Series 2007 A, RB	5.38%	11/15/40	$1,000	$668,440

Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	5,000	4,669,800

Series 2010 B 2, Sub. RB (d)	0.00%	12/01/28	750	551,752

Series 2010 B 2, Sub. RB (d)	0.00%	12/01/34	500	371,475

				6,261,467

Puerto—Rico 2.76%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, Power RB	5.25%	07/01/27	1,000	965,810

Series 2010 XX, Power RB	5.25%	07/01/40	750	660,517

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB (b)(c)	5.00%	08/01/11	855	874,939

Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	450	414,689

Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	750	698,205

Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	1,300	1,167,608

				4,781,768

South Carolina—5.82%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB	5.25%	12/01/29	3,000	2,999,760

Lexington (County of) Health Services District, Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	40	42,532

Richland (County of); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	205	209,264

South Carolina (State of) Public Service Authority; Series 2002 A, Ref. RB (INS-AGM) (a)	5.13%	01/01/20	1,500	1,588,410

Series 2002 A, Ref. RB (INS-AGM) (a)	5.13%	01/01/21	1,000	1,058,070

South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)(h)	5.00%	01/01/22	4,000	4,184,280

				10,082,316
Texas—17.18%

Aldine Independent School District; Series 2001, Ref. Unlimited Tax GO Bonds(CEP-Texas Permanent School Fund) (b)(j)	5.00%	02/15/11	1,090	1,091,995

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(i)	4.85%	04/01/21	2,000	1,944,820

Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,000	1,000,620

Bexar (County of) Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	556,506

Dallas-Forth Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (a)(h)(i)	5.38%	11/01/22	5,000	5,059,350

Friendswood Independent School District; Series 2008, School House Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	555	578,815

Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	343,259

Harris (County of); Series 2007 C, Ref. Toll Road Sub. Lien Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	1,485	1,556,725

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AGM) (a)(d)	0.00%	09/01/25	2,300	998,683

Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	3,180	3,335,566

Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	4,500	4,631,580

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/23	420	437,917

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	550	505,676

North Texas Tollway Authority; Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(d)	0.00%	01/01/28	5,100	1,783,011

Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(d)	0.00%	01/01/31	1,025	288,927

Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligation Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	425	337,879

Texas (State of) Private Activity Bond Surface Transportation Corp. (North Tarrant Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	520	520,816

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	890	936,040

Series 2009 A, Financing System RB	5.00%	05/15/26	835	868,542

University of Houston System Board of Regents; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(h)	5.00%	02/15/33	3,000	2,985,660

				29,762,387

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—1.63%

Salt Lake (City of) (IHC Hospital, Inc); Series 1991, Ref. Hospital RB(j)(l)	12.85%	05/15/20	$2,800	$2,828,392

Virgin Islands—0.36%

Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	650	627,029

Virginia—0.87%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,499,908

Washington—5.13%

Lewis (County of) Public Utility District No 1; Series 2003, Cowlitz Falls Hydroelectric Ref. RB (INS-NATL) (a)	5.00%	10/01/22	1,000	1,021,090

Seattle (Port of); Series 1999, Sub. Lien RB (INS-NATL) (a)	5.25%	09/01/22	3,000	3,063,960

Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (h)	5.00%	08/01/29	2,315	2,349,424

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (h)	5.00%	08/01/30	2,435	2,462,735

				8,897,209

Wisconsin—0.60%

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,046,210

TOTAL INVESTMENTS—155.24% (Cost $277,268,436) (n)				268,969,854

OTHER ASSETS LESS LIABILITIES—1.13%				1,949,572

Floating Rate Note and Dealer Trust Obligations Related to Securities Held—(20.38)%

Notes with interest rates ranging from 0.29% to 0.36% at 01/31/11 and contractual maturities of collateral ranging from 01/01/22 to 08/15/42 (See Note 1D) (o)				(35,310,000)

PREFERRED SHARES OF BENEFICIAL INTEREST—(35.99)%				(62,350,000)

NET ASSETS ATTRIBUTABLE TO COMMON SHARES—100.00%				$173,259,426

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.*
BAN	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(d)	Capital appreciation bond.

(e)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

(h)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(i)	Security subject to the alternative minimum tax.

(j)	Advance refunded; secured by an escrow Trust of U.S. Government obligations or other highly rated collateral.

(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,535,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(l)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $4,531,690 which represents 2.62% of the Trust’s Net Assets.

(m)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2011 was $640,735 which represented 0.37% of the Trust’s Net Assets.

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Guaranty Municipal Corp.	24.60%

Assured Guaranty Municipal Corp.	20.62

American Municipal Bond Assurance Corp.*	11.37

Assured Guaranty Corp.	6.04

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $57,895,466 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $35,310,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively
Invesco Quality Municipal Investment Trust

D.	Inverse Floating Rate Obligations — (continued)

stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Quality Municipal Investment Trust

     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$268,969,854	$—	$268,969,854

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,761,461

Aggregate unrealized (depreciation) of investment securities	(11,765,225)

Net unrealized appreciation (depreciation) of investment securities	$(8,003,764)

Cost of investments for tax purposes is $276,973,618.
Invesco Quality Municipal Investment Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Investment Trust
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.